Commitments and Contingencies (Details Narrative) 10K $ / shares in Units, € in Thousands, $ in Thousands										3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 27, 2014	Feb. 19, 2014 USD ($) $ / shares shares	Feb. 19, 2014 EUR (€) shares	May. 23, 2013 USD ($)	May. 23, 2013 EUR (€)	Feb. 04, 2013 USD ($)	Feb. 04, 2013 EUR (€)	Apr. 23, 2012 USD ($)	Apr. 23, 2012 EUR (€)	Sep. 30, 2015 USD ($)	Sep. 30, 2014 USD ($)	Sep. 30, 2015 USD ($)	Sep. 30, 2014 USD ($)	Dec. 31, 2014 USD ($) shares	Dec. 31, 2014 EUR (€) shares	Dec. 31, 2013 USD ($)	Dec. 31, 2013 EUR (€)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 EUR (€)
Fair value of stock options granted												$ 273
Other assets, net of accumulated amortization										$ 1,526		1,526		$ 1,684		$ 1,894
Accumulated amortization										$ 53		53		566
Amortization expenses												$ 158	$ 158	$ 210		214
Debt instruments interest rate										12.00%		12.00%
Royalty rate												3.00%		3.00%	3.00%
Operating lease rent expense	8,800													8,000	8,000
Lease expiration date														Nov. 30, 2014	Nov. 30, 2014
Interest Expense, Lessee, Assets under Capital Lease														$ 600
Rent expense														117		116
Product revenues														216
Cost of goods sold										$ 154	$ 175	$ 626	$ 423	549		$ 898
Medica Spa [Member]
Minimum annual aggregate purchases														880			€ 700	$ 400
Purchase commitment														900
License agreement installment payment				$ 500		$ 800		$ 700						$ 2,000
License agreement options to purchase shares | shares														300,000	300,000
Fair value of stock options granted														$ 273
Debt instruments interest rate														12.00%
Euro [Member]
Upfront Fees And Connection Of First Amendment | €			€ 450
Interest Expense, Lessee, Assets under Capital Lease | €															€ 500
Euro [Member] | Medica Spa [Member]
Minimum annual aggregate purchases | €															750		€ 500		€ 300
Purchase commitment | €															766
License agreement installment payment | €					€ 400		€ 600		€ 500						€ 1,500
First Unit [Member]
Number of unit sold | shares		125,000	125,000
Per unit rate | $ / shares		$ 2.40
Upfront Fees And Connection Of First Amendment		$ 612
First Unit [Member] | Euro [Member]
Per unit rate | $ / shares		$ 1.75
Upfront Fees And Connection Of First Amendment		$ 450
Second Unit [Member]
Per unit rate | $ / shares		$ 1.71
Second Unit [Member] | Euro [Member]
Per unit rate | $ / shares		$ 1.25